Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Investor Class
Account Value [Line Items]
Accumulated Value	$ 23,096	$ 21,221	$ 23,886	$ 50,967	$ 29,747	$ 19,135	$ 18,292	$ 14,278	$ 12,563	$ 10,000	$ 37,161
Investor Class
Account Value [Line Items]
Accumulated Value	13,866	12,007	12,455	27,018	16,720	12,687	15,167	9,776	8,899	10,000	20,056
Institutional Class
Account Value [Line Items]
Accumulated Value	142,289	122,876	127,141	274,852	169,621	128,319	153,064	98,394	89,309	100,000	206,264
Investor Class
Account Value [Line Items]
Accumulated Value	19,956	18,814	20,029	36,858	20,298	14,515	13,971	8,567	9,194	10,000	25,269
Institutional Class
Account Value [Line Items]
Accumulated Value	204,362	192,037	203,863	374,147	205,507	146,649	140,863	86,193	92,208	100,000	$ 259,492
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Total Return Index
Accumulated Value	40,406	31,780	26,517	33,993	26,050	17,444	17,570	13,786	11,053	10,000	$ 49,276
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return
Accumulated Value	20,936	17,792	16,663	22,294	16,440	14,018	15,754	12,052	10,355	10,000	$ 23,129
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	337,210	265,237	228,762	257,695	196,465	161,121	156,547	130,825	112,553	100,000	$ 390,758
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return
Accumulated Value	209,360	177,915	166,625	222,940	164,399	140,179	157,537	120,519	103,551	100,000	$ 231,294
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	33,721	26,524	22,876	25,770	19,647	16,112	15,655	13,082	11,255	10,000	$ 39,076
Russell Microcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Microcap Growth Total Return
Accumulated Value	14,876	12,790	13,456	20,383	13,983	10,948	14,133	11,072	9,676	9,999	$ 18,683
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	337,210	265,237	228,762	257,695	196,465	161,121	156,547	130,825	112,553	100,000	$ 390,758
Russell Microcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Microcap Growth Total Return
Accumulated Value	$ 148,770	$ 127,908	$ 134,571	$ 203,841	$ 139,842	$ 109,486	$ 141,340	$ 110,723	$ 96,766	$ 100,000	$ 186,840